RELATED PARTIES (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	R$ 237.9	R$ 236.7
Other trade receivables, related parties	37.7	19.0
Dividends receivables	1.3	1.0
Noncurrent trade payables, related parties	(258.3)	(199.9)
Dividends payables	(4,113.5)
Current trade payables, related parties	(1,180.6)	(1,916.5)
Anheuser-Busch Africa [member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	3.4	3.7
Other trade receivables, related parties
Dividends receivables
Anheuser-Busch InBev N.V. [member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	121.6	139.2
Other trade receivables, related parties	12.9
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(84.9)	(21.5)
Dividends payables
Anheuser Busch Inbev Services Llc [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	6.7	17.2
Other trade receivables, related parties
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(5.8)	(2.4)
Dividends payables
Anheuser-Busch Inbev USA LLC [member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	24.9	27.1
Other trade receivables, related parties
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(254.1)	(209.6)
Dividends payables
Bavaria S.A. [member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	0.4	10.4
Other trade receivables, related parties
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(8.8)	(30.2)
Dividends payables
Cerveceria Modelo de Mexico S. de R.L. de C.V. [member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	21.5	11.2
Other trade receivables, related parties
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(633.6)	(1,497.9)
Dividends payables
Cervecerias Peruanas [member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	0.2
Other trade receivables, related parties
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(6.1)	(7.9)
Dividends payables
Inbev Belgium N.V. [member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	2.6	1.4
Other trade receivables, related parties	24.8	19.0
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(9.8)	(8.7)
Dividends payables
Panama Holding [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	9.1	4.0
Other trade receivables, related parties
Dividends receivables	1.3	1.0
Other related parties [member]
IfrsStatementLineItems [Line Items]
Trade receivables, related parties	47.5	22.5
Other trade receivables, related parties
Dividends receivables
Noncurrent trade payables, related parties
Current trade payables, related parties	(46.5)	(28.1)
Dividends payables	(544.4)
Anheuser-Busch Package [member]
IfrsStatementLineItems [Line Items]
Noncurrent trade payables, related parties
Current trade payables, related parties	(131.0)	(110.2)
Dividends payables
Interbrew International B.V. [member]
IfrsStatementLineItems [Line Items]
Noncurrent trade payables, related parties	(258.3)	(199.9)
Current trade payables, related parties
Dividends payables	R$ (3,569.1)